Rights of Use Assets and Lease Liabilities - Summary of Carrying Amounts of Right of Use Assets (Detail) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	€ 18,503,943	€ 3,844,761	[1]	€ 3,953,767
Additions	7,854,587	16,422,858		577,660
Depreciation for the year	(1,573,597)	(1,761,478)		(680,882)
Others	(553,323)
Translation differences	804,861	(2,198)		(5,784)
Ending balance	25,036,471	18,503,943		3,844,761	[1]
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	16,819,214	2,977,139		3,449,947
Additions	7,782,585	15,060,329
Depreciation for the year	(1,280,889)	(1,216,056)		(467,024)
Others	(553,323)
Translation differences	803,751	(2,198)		(5,784)
Ending balance	23,571,338	16,819,214		2,977,139
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	965,760	429,102		125,923
Additions	72,002	859,964		406,486
Depreciation for the year	(182,106)	(323,306)		(103,307)
Translation differences	1,110	0
Ending balance	856,766	965,760		429,102
Other assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	718,969	438,520		377,897
Additions		502,565		171,174
Depreciation for the year	(110,602)	(222,116)		(110,551)
Translation differences		0
Ending balance	€ 608,367	€ 718,969		€ 438,520

[1]	Restated amounts. Certain amounts included in the consolidated statements of financial position at 31 December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.